Lease (Schedule of Supplemental Cash Flow Information Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating cash paid for operating lease
Operating cash flows from operating leases	$ 111	$ 71